S & G Holdings, Inc. - Consolidated Balance Sheet - Parenthetical (USD $)	Mar. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 04, 2005
Consolidated Balance Sheets
Common Stock, Par Value		$ 0	$ 0	$ 0
Common Stock, Shares Authorized	180	5,000	5,000	5,000
Common Stock, Shares Issued		1,020	1,020
Common Stock, Shares Outstanding		1,020	1,020